Future Amortization Expenses for Net Carrying Amount of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Year 2015	$ 2,371
Year 2016	2,181
Year 2017	977
Year 2018	0
Year 2019 and thereafter	0
Acquired intangible assets, net	$ 5,529	$ 2,798